ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Components of Accounts Receivable, Net	Components of accounts receivable, net are as follows:

	December 31,
	2021	2020
Hotel	$204	$106
Other	43	1,027

Sub-total	247	1,133
Less: allowances for credit losses	—	(976)

	$247	$157

Movement in Allowances for Credit Losses
Movement in the allowances for credit losses are as follows:

	Year Ended December 31,
	2021	2020	2019
Balance at beginning of year	$976	$965	$960
Provision for credit losses	—	6	—
Write-offs	(970)	—	—
Effect of exchange rate	(6)	5	5

Balance at end of year	$—	$976	$965